SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of cash, cash equivalents and restricted cash
	As of December 31,
	2025	2024	2023
Cash and cash equivalents	214,462	157,779	107,574
Long term restricted cash	318	-	-
Cash, cash equivalents and restricted cash	214,780	157,779	107,574

Schedule of estimated useful lives of fixed assets
Years

Electronic equipment	3-7
Office furniture and equipment	3-17
Buildings	33
Leasehold improvements	Over the shorter of the term of the lease (including its extension periods) or the useful life of the asset

Schedule of estimated useful lives of the intangible assets
Weighted Average Useful Life (Years)
Technology	5-9
Customer relationships	7-13

Schedule of net income per share
	Year ended December 31,
	2 0 2 5	2 0 2 4	2 0 2 3

Net income for basic earnings per share	259,223	183,762	136,310
Amortization of debt issuance costs related to the Convertible Notes, net of tax	1,756	1,109	1,130
Net income for diluted earnings per share	260,979	184,871	137,440

Basic weighted-average shares outstanding	30,108	29,113	28,828
Dilutive effect of share-based compensation	990	393	580
Dilutive effect of Convertible Senior Notes	1,702	2,632	2,681
Diluted weighted average shares outstanding	32,800	32,138	32,089

Earnings per share:
Basic	8.61	6.31	4.73
Diluted	7.96	5.75	4.28